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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number     811-21259

                   GMAM Absolute Return Strategies Fund, LLC
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               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                                New York,NY 10153
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              (Address of principal executive offices) (Zip code)

                              David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                                New York,NY 10153
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code:   212-418-6307

                       Date of fiscal year end: March 31

            Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

                                                                                                   FUND'S VOTE
                                                                                                     FOR OR
                                                                                                     AGAINST
                                                                                                   PROPOSAL, OR
                                                                                                     ABSTAIN;
                                                                             WHO         WHETHER     FOR OR
                                                                           PROPOSED       FUND      WITHHOLD       WHETHER
ISSUER OF         EXCHANGE               SHAREHOLDER    SUMMARY OF          MATTER:       CAST      REGARDING    VOTE WAS FOR
PORTFOLIO          TICKER     CUSIP      MEETING       MATTER VOTED         ISSUER /     VOTE ON   ELECTION OF    OR AGAINST
SECURITY           SYMBOL       #          DATE           ON               SHAREHOLDER    MATTER    DIRECTORS     MANAGEMENT
----------        --------    -----      ----------    -------------       -----------   --------  -----------   --------------
Bayview                                                Consent to
Opportunity                                            amendment of
Offshore,                                              partnership
L.P.              N/A         N/A        6/27/2011     agreement.          Issuer        Yes        For           For

                                                       Approve
                                                       proposed
                                                       amendment to
                                                       the
Aristeia                                               memorandum
International                                          and articles of
Limited           N/A         N/A        2/11/2011     association         Issuer        Yes        For           For

FrontPoint
Offshore                                               Consent to
HealthCare                                             proposed
Flagship                                               change of
Fund, L.P.        N/A         N/A        10/25/2010    control             Issuer        Yes        For           For

FrontPoint
Offshore
HealthCare                                             Consent to
Flagship                                               proposed
Enhanced                                               change of
Fund, L.P.        N/A         N/A        10/25/2010    control             Issuer        Yes        For           For

Bayview                                                Consent to
Opportunity                                            amendment of
Offshore IIa                                           partnership
L.P.              N/A         N/A        7/30/2010     agreement.          Issuer        Yes        For           For

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant GMAM Absolute Return Strategies Fund, LLC

By (Signature and Title)*   /s/  Walter G. Borst
                            ----------------------
                            Walter G. Borst, President and Chief Executive
                            Officer (principal executive officer)

Date August 22, 2011

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*   Print the name and title of each signing officer under his or her signature.